Convertible Note (Details) - Schedule of amortization of issuance cost, debt discount and interest cost	Dec. 31, 2022 USD ($)
Debt Conversion [Line Items]
Convertible Note	$ 995,753
Convertible note interest [Member]
Debt Conversion [Line Items]
Convertible Note	640,284
Convertible Note 2022 [Member]
Debt Conversion [Line Items]
Convertible Note	355,469
Issuance costs and debt discount [Member]
Debt Conversion [Line Items]
Convertible Note	641,576
Issuance costs and debt discount [Member] | Convertible note interest [Member]
Debt Conversion [Line Items]
Convertible Note	415,750
Issuance costs and debt discount [Member] | Convertible Note 2022 [Member]
Debt Conversion [Line Items]
Convertible Note	225,826
Convertible note interest [Member]
Debt Conversion [Line Items]
Convertible Note	354,177
Convertible note interest [Member] | Convertible note interest [Member]
Debt Conversion [Line Items]
Convertible Note	224,534
Convertible note interest [Member] | Convertible Note 2022 [Member]
Debt Conversion [Line Items]
Convertible Note	$ 129,643